Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases Disclosure [Abstract]
Schedule of future minimum operating lease payments
December 31, 2021
2022	8,300
2023	8,300
2024	11,578
2025	11,677
2026	11,778
Thereafter	42,472
Total	94,105

December 31, 2022
2023	9,630
2024	4,350
2025	4,350
2026	4,350
2027	4,350
Thereafter	38,100
Total	65,130